Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands	Share capital	Share premium	Treasury share reserve	Other reserves	Accumulated deficit	Total
Equity at beginning of period at Dec. 31, 2021	£ 16	£ 248,354		£ 63,314	£ (250,123)	£ 61,561
Loss for the year					(94,375)	(94,375)
Translation differences				8,450		8,450
Total comprehensive loss				8,450	(94,375)	(85,925)
Exercise of warrants and options		342		(276)		66
Reclassification of warrants				1,010		1,010
Share issuances under equity subscription line		7,734				7,734
Share based payment transactions		767		22,359	(254)	22,872
Equity at end of period at Dec. 31, 2022	16	257,197		94,857	(344,752)	7,318
Loss for the year					(59,946)	(59,946)
Translation differences				(6,881)		(6,881)
Total comprehensive loss				(6,881)	(59,946)	(66,827)
Exercise of options	1	796				797
Share based payment transactions		(289)		8,935	287	8,933
Transfer of reserves				(10,154)	10,154
Equity at end of period at Dec. 31, 2023	17	257,704		86,757	(394,257)	(49,779)
Loss for the year					(781,240)	(781,240)
Change in fair value from own credit risk				22,293		22,293
Translation differences				2,426		2,426
Total comprehensive loss				24,719	(781,240)	(756,521)
Share issuance to related party		15,629				15,629
Share based payment transactions				7,130		7,130
Issuance of warrants to related party				3,907		3,907
Return of Company's ordinary shares			£ (803)			(803)
Transfer of other reserves upon extinguishment of convertible loan notes				(22,293)	22,293
Partial conversion of convertible loan notes	38	280,567				280,605
Transfer of reserves		491		(921)	921	491
Equity at end of period at Dec. 31, 2024	£ 55	£ 554,391	£ (803)	£ 99,299	£ (1,152,283)	£ (499,341)